Acquisitions (Acquired Loans At Acquisition) (Details) - American Founders Bank [Member] $ in Thousands	Nov. 06, 2015 USD ($)
Business Acquisition [Line Items]
Carry Value of Loans at Acquisition Date	$ 119,242
Fair Value Adjustment for NonCredit Impaired Loans	(1,763)
Fair Value of NonCredit Impaired Loans	$ 117,479